NATIONWIDE VARIABLE INSURANCE TRUST

AllianceBernstein NVIT Global Fixed Income Fund	NVIT Multi-Manager International Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
NVIT International Equity Fund (formerly Gartmore NVIT International Equity Fund)	NVIT Multi-Manager Large Cap Value Fund
NVIT Worldwide Leaders Fund (formerly Gartmore NVIT Worldwide Leaders Fund)	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Multi Sector Bond Fund
NVIT Developing Markets Fund (formerly Gartmore NVIT Developing Markets Fund)	NVIT Nationwide Fund
NVIT Emerging Markets Fund (formerly Gartmore NVIT Emerging Markets Fund)	NVIT Real Estate Fund (formerly Van Kampen NVIT Real Estate Fund)
NVIT Enhanced Income Fund	NVIT S&P 500 Index Fund
NVIT Government Bond Fund	NVIT Short Term Bond Fund
NVIT Growth Fund	NVIT Small Cap Index Fund
NVIT International Index Fund	Oppenheimer NVIT Large Cap Growth Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund	Van Kampen NVIT Comstock Value Fund

Supplement dated March 18, 2011
to the Statement of Additional Information dated October 15, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

NVIT International Equity Fund and NVIT Worldwide Leaders Fund

1. Effective March 18, 2011, the following supplements the information in Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

Information as of December 31, 2010

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund
Invesco Advisers, Inc.
Barrett Sides*	NVIT International Equity Fund NVIT Worldwide Leaders Fund	None
Clas Olsson*	NVIT International Equity Fund NVIT Worldwide Leaders Fund	None
Jason Holzer*	NVIT International Equity Fund	None
Matthew Dennis*	NVIT International Equity Fund NVIT Worldwide Leaders Fund	None
Robert Lloyd*	NVIT Worldwide Leaders Fund	None

Shuxin Cao*	NVIT International Equity Fund	None
*Messrs. Sides, Olsson, Holzer, Dennis, Lloyd and Cao became portfolio managers of the NVIT International Equity Fund and NVIT Worldwide Leaders Fund on March 18, 2011.

OTHER MANAGED ACCOUNTS
(As of December 31, 2010)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of December 31, 2010
Invesco Advisers, Inc.
Barrett Sides*	Mutual Funds: 18 accounts, $11,053.8 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 5 accounts, $437.2 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4,924 accounts, $2,056.3 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Clas Olsson*	Mutual Funds: 18 accounts, $11,345.0 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 11 accounts, $3,427.3 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4,924 accounts, $2,056.3 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Matthew Dennis*	Mutual Funds: 17 accounts, $11,104.8 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $311.6 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4,923 accounts, $1,901.7 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Robert Lloyd*	Mutual Funds: 6 accounts, $5,942.0 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $158.2 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Shuxin Cao*	Mutual Funds: 20 accounts, $14,603.4 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: 2 accounts, $279.0 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4,924 accounts, $2,056.3 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Jason Holzer*	Mutual Funds: 19 accounts, $ 12,366.1 total assets (in millions) (0 accounts, $ 0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 11 accounts, $3,427.3 total assets (in millions) (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 4,924 accounts, $2,056.3 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
*Messrs. Sides, Olsson, Holzer, Dennis, Lloyd and Cao became portfolio managers of the NVIT International Equity Fund and NVIT Worldwide Leaders Fund on March 18, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE